Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2021
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Activity of Restricted Stock
The following table details the activity in restricted stock during the years ended November 30, 2021, 2020 and 2019 (in thousands, except per share amounts):

	Restricted Stock	Weighted- Average Grant Date Fair Value

Balance at December 1, 2018	1,795	$22.42
Grants	518	$19.57
Forfeited	—	$—
Fulfillment of vesting requirement	(305)	$20.09
Balance at November 30, 2019	2,008	$22.04
Grants	115	$13.20
Forfeited	(21)	$23.38
Fulfillment of vesting requirement	(619)	$19.99
Balance at November 30, 2020	1,483	$22.19
Grants	337	$30.81
Forfeited	(40)	$24.92
Fulfillment of vesting requirement	(196)	$23.55
Balance at November 30, 2021	1,584	$23.78

Activity of Restricted Stock Units
The following table details the activity in RSUs during the years ended November 30, 2021, 2020 and 2019 (in thousands, except per share amounts):

			Weighted-Average Grant Date Fair Value
	Future Service Required	No Future Service Required	Future Service Required	No Future Service Required

Balance at December 1, 2018	2	10,309	$26.90	$26.48
Grants	10	1,308	$18.83	$18.15
Distributions of underlying shares	—	(166)	$—	$25.91
Forfeited	—	—	$—	$—
Fulfillment of service requirement (1)	(2)	4,216	$26.90	$9.99
Balance at November 30, 2019	10	15,667	$18.83	$21.35
Grants	14	487	$13.20	$15.73
Distributions of underlying shares	—	(88)	$—	$25.48
Forfeited	—	—	$—	$—
Fulfillment of service requirement (1)	(3)	2,477	$18.83	$19.80
Balance at November 30, 2020	21	18,543	$14.99	$20.97
Grants	80	445	$27.10	$30.03
Distributions of underlying shares	—	(1,803)	$—	$26.32
Forfeited	—	—	$—	$—
Fulfillment of vesting requirement (1)	(53)	8	$25.03	$15.52
Balance at November 30, 2021	48	17,193	$24.07	$20.64

(1)    Fulfillment of vesting requirement during the years ended November 30, 2021, 2020 and 2019, includes 0 RSUs, 2,474 RSUs and 4,214 RSUs, respectively, related to the senior executive compensation plans.
The following table details the activity in RSUs related to the senior executive compensation plan targeted number of shares during the years ended November 30, 2021, 2020 and 2019 (in thousands, except per share amounts):

	Target Number of Shares	Weighted- Average Grant Date Fair Value

Balance at December 1, 2018	9,468	$18.52
Grants	1,237	$13.63
Forfeited	—	$—
Fulfillment of vesting requirement	(4,214)	$9.98
Balance at November 30, 2019	6,491	$23.13
Grants	187	$15.19
Forfeited	(15)	$19.01
Fulfillment of vesting requirement	(2,474)	$19.80
Balance at November 30, 2020	4,189	$24.75
Grants	74	$29.81
Forfeited	(1,396)	$25.31
Fulfillment of vesting requirement	—	$—
Balance at November 30, 2021	2,867	$25.43

Summary of Weighted-Average Assumptions	The following summary presents the weighted-average assumptions used for the senior executive stock options issued during 2021:

Risk free interest rate	0.8%
Expected volatility	32.9%
Expected dividend yield	2.6%
Expected life	5.8 years
Weighted-average fair value per grant	$7.43